Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Redeemable common stock, shares redemption value	11,500,000	11,500,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	3,132,500	3,132,500
Redeemable common stock, shares redemption, par value	$ 10.24	$ 10.16
Common stock, shares issued	3,132,500	3,132,500